Bankers acceptance notes payable (Tables) (Notes Payable to Banks [Member])	12 Months Ended
Dec. 31, 2014
Notes Payable to Banks [Member]
Schedule of Debt [Table Text Block]
Bankers acceptance notes payable consisted of the following:

	December 31,	December 31,
	2014	2013

Bankers acceptance notes payable issued by Bank of China, for six months (7/8/2014 – 1/8/2015), repaid in full in 2015	$1,140,300	$—
Bankers acceptance notes payable issued by Bank of China, for six months (7/9/2014 – 1/9/2015), repaid in full in 2015	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/11/2014 – 5/10/2015)	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/12/2014 – 5/11/2015)	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/13/2014 – 5/12/2015)	2,606,400	—
Bankers acceptance notes payable issued by Bank of China, for six months (7/15/2013 – 1/15/2014), repaid in full in 2014	—	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (7/16/2013 – 1/16/2014), repaid in full in 2014	—	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (11/21/2013 – 5/20/2014), repaid in full in 2014	—	2,289,827
Bankers acceptance notes payable issued by Bank of China, for six months (11/26/2013 – 5/25/2014), repaid in full in 2014	—	2,616,945

Total	$7,167,600	$7,196,598